CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

NOTE 3 – CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS:

In the process of applying the significant accounting policies, the Group has made the following judgments which have the most significant effect on the amounts recognized in the financial statements.

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate. The key assumptions made in the financial statements are discussed below.

Share based payments

The Group has a share-based remuneration scheme for employees. The fair value of share options is estimated by using the Black-Scholes model, which was derived to model the value of the firm’s equity over time. The simulation model was designed to take into account the unique terms and conditions of the performance shares and share options, as well as the capital structure of the firm and the volatility of its assets, on the date of grant based on certain assumptions. Those conditions are described in the share-based compensation note and include, among others, the dividend growth rate, expected share price volatility and expected life of the options. The fair value of the equity settled options granted is charged to statement of profit or loss over the vesting period of each tranche and the credit is taken to equity, based on the consolidated entity’s estimate of shares that will eventually vest.

Intangible assets

The Group capitalizes costs for its developed projects when specific criteria are met. Initial capitalization of costs is based on management’s judgement that technological and economic feasibility is achievable, usually when a product development project has reached a defined milestone according to an established project management model. The management makes assumptions regarding the expected future economic benefit to be derived from the intangible asset and therefore whether the capitalized costs are expected to be recovered.

This amount of capitalized costs includes significant investment in the development of marking and reading capabilities in the subject material. Prior to being marketed, the Group will obtain a proof-of-concept pilot with an industry leading partner. The innovative nature of the product gives rise to some judgement as to whether the proof-of-concept will be successful such that it will lead to obtaining commercial contracts with customers. See also Note 2 – Intangible Assets.

The Management bases its estimates on historical experience, assumptions, and information currently available and deemed to be reasonable at the time the financial statements are prepared. However, actual amounts may differ from the estimated amounts as more detailed information becomes available. Estimates and assumptions are reviewed on an ongoing basis and, if necessary, changes are recognized in the period in which the estimate is revised.

Financial liability at fair value

The fair value of financial liabilities at fair value was estimated by using a Black Scholes model and Monte-Carlo simulation approach, which was aimed to model the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions financial liability, which are described in Note 12 and Note 23, as well as the capital structure of the Company and the volatility of its assets. The valuation was performed based on management’s assumptions and projections.